9. Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations
Discontinued Operations

Note 9 — Discontinued Operations

SIM Sale

On July 7, 2015, the Company ceased control of SIM through the closing of the SIM Purchase Agreement in exchange for the return of 220,000 of the Company’s shares. Total consideration received for the sale was $879,914. The net carrying value of SIM on July 7, 2015 was $912,254. As a result, the Group recognized a loss of $32,340 on the sale of SIM. SIM’s operating results from January 1, 2015 to July 7, 2015 is reported as discontinued operations on the Group’s consolidated statements of loss and comprehensive loss for the year ended December 31, 2015.

The results of SIM for the year ended December 31, 2015 are presented below:

Rental income	$65,110
Other revenues	9,021
Expenses	(96,857)
Operating (loss)/income	(22,726)
Finance costs	(18,564)
Loss before tax from discontinued operations	(41,290)
Deferred tax expense	(15,488)
Net loss from discontinued operations	(56,778)
Loss on foreign currency exchange on discontinued operation	(248,359)
Loss from discontinued operations	$(305,137)

Loss per share:
Basic loss per share from discontinued operations	$(0.13)
Diluted loss per share from discontinued operations	$(0.13)

Net cash flows for SIM are as follows:

Operating	$377,117
Investing	(1,339)
Financing	(389,425)
Net cash outflow	$(13,647)

The following is a condensed statements of financial position for SIM as of July 7, 2015 (date of disposition):

Investment properties	$2,672,288
Other current assets	(255,710)
Total assets	$2,416,578

Stockholder's equity	$912,255
Loans & borrowings	1,382,295
Other Liabilities	122,028
Total equity and liabilities	$2,416,578

Nova Sale

On November 10, 2017, the Company ceased control of Nova through the closing of the Nova Purchase Agreement in exchange for the return of 53,828 of the Company’s shares. Total consideration received for the sale was $80,742. The net carrying value of Nova on November 10, 2017 was $166,246. In addition, certain inter-company payables from Nova were forgiven prior to the transaction in the amount of $49,696. As a result, the Group recognized a loss of $135,200 on the sale of Nova. Nova’s operating results from January 1, 2017 to November 10, 2017 and for the years ended December 31, 2016 and 2015 are reported as discontinued operations on the Group’s consolidated statements of loss and comprehensive loss for the years ended December 31, 2017, 2016 and 2015.

The results of Nova for the year ended December 31, 2017, 2016 and 2015 are presented below:

(in US $)	2017	2016	2015
Rental income	$167,940	$128,261	$205,355
Other revenues	24,842	2,766	2,479
Expenses	(318,211)	(149,000)	(173,275)
Net fair value loss on revaluation of investment property	(84,150)	(71,968)	(1,436,932)
Operating (loss)/income	(209,579)	(89,941)	(1,402,373)

Finance costs	(146,249)	(213,108)	(213,864)
Loss before tax from discontinued operations	(355,828)	(303,049)	(1,616,237)

Tax expenses, current	144	71,772	63,276
Deferred tax (expense)/credit	(8,250)	5,830	410,051
Net loss from discontinued operations	(363,934)	(225,447)	(1,142,910)

Loss on sale of subsidiary	(135,200)	–	–
Loss on foreign currency exchange on discontinued operation	(254,935)	–	–

Loss from discontinued operations	$(754,069)	$(225,447)	$(1,142,910)

Loss per share:	2017	2016	2015

Basic loss for the year from discontinued operations	$(0.39)	$(0.12)	$(0.50)
Diluted loss for the year from discontinued operations	$(0.39)	$(0.12)	(0.50)

Net cash flows for Nova are as follows:

	2017	2016	2015
Operating	$61,784	$(92,130)	$(43,269)
Investing	–	162,769	(3,400)
Financing	(46,376)	(69,770)	40,416
Net cash inflow/(outflow)	$15,408	$869	$(6,253)

The following is a condensed statement of financial position for Nova as of November 10, 2017 (date of disposition):

Investment properties	$5,806,528
Other current assets	68,884

Total assets	$5,875,412

Stockholder's equity	$166,246
Loans & borrowing	4,853,590
Other liabilities	855,576
Total equity and liabilities	$5,875,412